Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0001063946
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2012
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
Supplement [Text Block]	inget1063946_SupplementTextBlock
IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL INVESTMENT
STRATEGIES FOR ING EQUITY DIVIDEND FUND
ING EQUITY TRUST
ING Equity Dividend Fund (“Fund”)
Supplement dated March 9, 2012
to the Fund’s Class A, Class B, Class C, Class I,
Class R, and Class W shares’ Prospectus (“Prospectus”)
dated September 30, 2011
On March 8, 2012, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name, investment objective, and principal investment strategies to be effective May 18, 2012. In addition, the Fund’s Board approved a 0.05% waiver with respect to the distribution fee payable for the Fund’s Class R shares effective March 1, 2012.
Effective May 18, 2012, the Fund’s Prospectus is revised as follows:
1.	All references to “ING Equity Dividend Fund” are hereby deleted and replaced with “ING Large Cap Value Fund.”

2.	The section entitled “Investment Objective” found in the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following:
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and current income.
3.	The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. The sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index (“Index”) at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of December 31, 2011, ranged from $117.3 million to $406.2 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:
•	an above average dividend yield, and stability and growth of the dividend;

•	market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

•	the potential for growth of the dividend over several years.
The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

4.	The section entitled “Principal Risks” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model. The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Supplement One [Text Block]	inget1063946_SupplementOneTextBlock
Effective immediately, the Fund’s Prospectus is revised as follows:
5.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the summary section of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I	R	[1,2]	W
Management Fees	%	0.65	0.65	0.65	0.65	0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.50		None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10		0.10
Other Expenses	%	0.20	0.20	0.20	0.13	0.20		0.20
Total Annual Fund Operating Expenses	%	1.20	1.95	1.95	0.88	1.45		0.95
Waivers and Reimbursements[3]	%	None	None	None	(0.08)	(0.05)		None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.20	1.95	1.95	0.80	1.40		0.95
1.	Based on Class A shares’ expenses adjusted for class specific differences.

2.	Expense ratios have been adjusted to reflect current contractual rates.

3.	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 0.80% through October 1, 2012. There is no guarantee that this obligation will continue after October 1, 2012. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Lastly, the distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares of the Fund through October 1, 2013. There is no guarantee that the distribution fee waiver will continue after October 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.
6.	The table in the section entitled “Fees and Expenses of the Fund – Expense Examples” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Class	Share Status		1 Yr	3 Yrs	5 yrs	10 Yrs
A	Sold or Held	$	690	934	1,197	1,946
B	Sold	$	698	912	1,252	2,080
	Held	$	198	612	1,052	2,080
C	Sold	$	298	612	1,052	2,275
	Held	$	198	612	1,052	2,275
I	Sold or Held	$	82	273	480	1,077
R	Sold or Held	$	143	454	787	1,731
W	Sold or Held	$	97	303	525	1,166
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	inget1063946_SupplementTextBlock
IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL INVESTMENT
STRATEGIES FOR ING EQUITY DIVIDEND FUND
ING EQUITY TRUST
ING Equity Dividend Fund (“Fund”)
Supplement dated March 9, 2012
to the Fund’s Class A, Class B, Class C, Class I,
Class R, and Class W shares’ Prospectus (“Prospectus”)
dated September 30, 2011
On March 8, 2012, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name, investment objective, and principal investment strategies to be effective May 18, 2012. In addition, the Fund’s Board approved a 0.05% waiver with respect to the distribution fee payable for the Fund’s Class R shares effective March 1, 2012.
Effective May 18, 2012, the Fund’s Prospectus is revised as follows:
1.	All references to “ING Equity Dividend Fund” are hereby deleted and replaced with “ING Large Cap Value Fund.”

2.	The section entitled “Investment Objective” found in the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following:
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and current income.
3.	The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. The sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index (“Index”) at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of December 31, 2011, ranged from $117.3 million to $406.2 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:
•	an above average dividend yield, and stability and growth of the dividend;

•	market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

•	the potential for growth of the dividend over several years.
The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

4.	The section entitled “Principal Risks” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model. The Sub-Adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Supplement One [Text Block]	inget1063946_SupplementOneTextBlock
Effective immediately, the Fund’s Prospectus is revised as follows:
5.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the summary section of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I	R	[1,2]	W
Management Fees	%	0.65	0.65	0.65	0.65	0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.50		None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10		0.10
Other Expenses	%	0.20	0.20	0.20	0.13	0.20		0.20
Total Annual Fund Operating Expenses	%	1.20	1.95	1.95	0.88	1.45		0.95
Waivers and Reimbursements[3]	%	None	None	None	(0.08)	(0.05)		None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.20	1.95	1.95	0.80	1.40		0.95
1.	Based on Class A shares’ expenses adjusted for class specific differences.

2.	Expense ratios have been adjusted to reflect current contractual rates.

3.	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 0.80% through October 1, 2012. There is no guarantee that this obligation will continue after October 1, 2012. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Lastly, the distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares of the Fund through October 1, 2013. There is no guarantee that the distribution fee waiver will continue after October 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.
6.	The table in the section entitled “Fees and Expenses of the Fund – Expense Examples” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Class	Share Status		1 Yr	3 Yrs	5 yrs	10 Yrs
A	Sold or Held	$	690	934	1,197	1,946
B	Sold	$	698	912	1,252	2,080
	Held	$	198	612	1,052	2,080
C	Sold	$	298	612	1,052	2,275
	Held	$	198	612	1,052	2,275
I	Sold or Held	$	82	273	480	1,077
R	Sold or Held	$	143	454	787	1,731
W	Sold or Held	$	97	303	525	1,166
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE